Changes in Liabilities Arising from Financial Activities	12 Months Ended
Dec. 31, 2018
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Changes in Liabilities Arising from Financial Activities

NOTE 23: CHANGES IN LIABILITIES ARISING FROM FINANCIAL ACTIVITIES

The change in bank loans balances is detailed as follows:

BANK LOANS FINANCIAL LIABILITY ROLL FORWARD

(€’000)	For the year ended
	2018	2017
Opening balance at 1 January	536	742
New bank loans	220	—
Installments	(245)	(207)

Closing balance at 31 December	510	536

The change in finance lease liability balances is detailed as follows:

FINANCE LEASES FINANCIAL LIABILITY ROLL FORWARD

(€’000)	For the year ended
	2018	2017
Opening balance at 1 January	909	735
New finance leases	730	543
Installments	(503)	(369)

Closing balance at 31 December	1,136	909

The change in recoverable cash advance liability balances is detailed as follows:

RECOVERABLE CASH ADVANCE LIABILITY ROLL FORWARD

(€’000)	For the year ended
	2018	2017
Opening balance at 1 January	1,770	8,438
Repayments	(226)	(1,233)
Proceeds—Liability component	598
Remeasurement	998	(80)
Derecognition of liability (non-recurring gain)		(5,356)

Closing balance at 31 December	3,140	1,770

The change in the recoverable cash advances liability at balance sheet date reflects both the further proceeds cashed in during the year as well as the remeasurement of the liability at amortized cost, based on our updated business plan and sales forecast for our CAR-T product candidates. See Note 22. The year-end balance also captures the repayments of contractual turnover independant lump sums to the Walloon Region (relating to C-CATHez agreements). As a consequence of Celyad’s notification (in December 2017) to the Walloon Region not to exploit anymore C-Cure IP assets, RCA’s repayments have decreased over 2018.